1
The Gabelli Utilities Fund
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.8%
ENERGY AND UTILITIES  — 86.0%
Alternative Energy  — 0.8%
837,000 Algonquin Power & Utilities Corp., New
York ..................................................... $ 4,494,690
13,000 Brookfield Renewable Corp. ...................... 447,460
9,700 Clearway Energy Inc., Cl. C ....................... 274,025
5,000 Eos Energy Enterprises Inc.† .................... 56,950
1,000 First Solar Inc.† ........................................ 220,530
10,000 Fluence Energy Inc.† ................................ 108,000
11,800 Landis+Gyr Group AG ............................... 951,649
65,000 Ormat Technologies Inc. ........................... 6,256,250
65,500 XPLR Infrastructure LP ............................. 666,135
13,475,689
Diversified Industrial  — 1.2%
55,300 AZZ Inc. ................................................... 6,034,889
5,400 Graham Corp.† ......................................... 296,460
40,580 ITT Inc. .................................................... 7,254,081
199,700 Mueller Water Products Inc., Cl. A ............. 5,096,344
29,500 Park-Ohio Holdings Corp. ......................... 626,580
19,308,354
Electric Integrated  — 50.1%
9,500 ALLETE Inc. ............................................. 630,800
172,550 Alliant Energy Corp. .................................. 11,631,595
449,400 Ameren Corp. ........................................... 46,908,372
537,500 American Electric Power Co. Inc. .............. 60,468,750
293,000 Avista Corp. ............................................. 11,078,330
421,000 Black Hills Corp. ....................................... 25,929,390
59,373 CMS Energy Corp. .................................... 4,349,666
367,000 Dominion Energy Inc. ............................... 22,449,390
17,200 DTE Energy Co. ........................................ 2,432,596
240,900 Duke Energy Corp. ................................... 29,811,375
213,500 Edison International .................................. 11,802,280
18,500 Entergy Corp. ........................................... 1,724,015
802,807 Evergy Inc. ............................................... 61,029,388
617,250 Eversource Energy .................................... 43,911,165
314,250 Exelon Corp. ............................................ 14,144,392
300,291 FirstEnergy Corp. ..................................... 13,759,334
151,300 Fortis Inc. ................................................ 7,674,260
258,000 Hawaiian Electric Industries Inc.† .............. 2,848,320
42,300 IDACORP Inc. ........................................... 5,589,945
186,200 MGE Energy Inc. ...................................... 15,674,316
1,605,300 NextEra Energy Inc. .................................. 121,184,097
260,000 NiSource Inc. ........................................... 11,258,000
424,000 Northwestern Energy Group Inc. ............... 24,850,640
777,500 OGE Energy Corp. ..................................... 35,974,925
393,500 Otter Tail Corp. ......................................... 32,255,195
258,500 PG&E Corp. .............................................. 3,898,180
304,000 Pinnacle West Capital Corp. ...................... 27,256,640
131,050 Portland General Electric Co. ..................... 5,766,200
538,000 PPL Corp. ................................................ 19,992,080
Shares
Market
Value
176,750 Public Service Enterprise Group Inc. ......... $ 14,751,555
8,000 RWE AG ................................................... 355,221
381,650 The Southern Co. ..................................... 36,168,970
213,523 TXNM Energy Inc. .................................... 12,074,726
49,000 Unitil Corp. ............................................... 2,345,140
466,400 WEC Energy Group Inc. ............................ 53,444,776
382,516 Xcel Energy Inc. ....................................... 30,849,915
826,273,939
Electric Transmission and Distribution  — 1.4%
28,800 Consolidated Edison Inc. .......................... 2,894,976
59,267 Constellation Energy Corp. ........................ 19,502,992
14,000 Sempra .................................................... 1,259,720
100 Talen Energy Corp.† ................................. 42,538
800 The Timken Co. ........................................ 60,144
23,760,370
Environmental Services  — 0.2%
500 Badger Meter Inc. ..................................... 89,290
2,000 Tetra Tech Inc. .......................................... 66,760
75,000 Veolia Environnement SA .......................... 2,551,798
2,000 Waste Connections Inc. ............................ 351,600
3,059,448
Global Utilities  — 3.0%
36,000 Chubu Electric Power Co. Inc. ................... 501,106
20,000 E.ON SE ................................................... 376,048
5,000 EDP SA, ADR ........................................... 237,550
204,500 Emera Inc. ............................................... 9,811,357
34,500 Enagas SA ................................................ 539,118
100,000 Endesa SA ................................................ 3,194,590
290,000 Enel SpA .................................................. 2,746,267
75,000 Equinor ASA ............................................. 1,829,241
550,000 Hera SpA ................................................. 2,473,136
18,000 Hokkaido Electric Power Co. Inc. ............... 131,940
6,520,000 Huaneng Power International Inc., Cl. H .... 4,541,073
215,000 Iberdrola SA ............................................. 4,065,236
31,250 Italgas SpA .............................................. 287,459
188,000 Korea Electric Power Corp., ADR ............... 2,453,400
50,000 Kyushu Electric Power Co. Inc. ................. 500,220
183,124 National Grid plc ....................................... 2,629,076
32,200 National Grid plc, ADR .............................. 2,339,974
314,500 Redeia Corp. SA ....................................... 6,070,285
29,000 Shikoku Electric Power Co. Inc. ................ 257,869
2,000 Snam SpA ................................................ 12,018
10,000 The Chugoku Electric Power Co. Inc. ......... 57,024
300,000 The Kansai Electric Power Co. Inc. ............ 4,297,596
89,000 Tohoku Electric Power Co. Inc. .................. 647,557
50,000 Tokyo Electric Power Co. Holdings Inc.† .... 234,709
50,233,849
Merchant Energy  — 2.4%
2,973,000 The AES Corp. .......................................... 39,124,680

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Natural Gas Integrated  — 11.6%
469,200 Energy Transfer LP ................................... $ 8,051,472
141,400 Kinder Morgan Inc. ................................... 4,003,034
1,438,700 National Fuel Gas Co. ................................ 132,892,719
468,500 ONEOK Inc. .............................................. 34,186,445
367,000 UGI Corp. ................................................. 12,206,420
191,340,090
Natural Gas Utilities  — 7.0%
66,000 Atmos Energy Corp. ................................. 11,269,500
114,000 CenterPoint Energy Inc. ............................ 4,423,200
5,700 Cheniere Energy Inc. ................................ 1,339,386
30,000 Chesapeake Utilities Corp. ........................ 4,040,700
100,000 Gulf Coast Ultra Deep Royalty Trust† ......... 3,260
14,000 New Jersey Resources Corp. .................... 674,100
424,000 Northwest Natural Holding Co. .................. 19,050,320
148,000 ONE Gas Inc. ............................................ 11,979,120
115,000 RGC Resources Inc. ................................. 2,580,600
644,500 Southwest Gas Holdings Inc. .................... 50,490,130
106,500 Spire Inc. ................................................. 8,681,880
30,000 Venture Global Inc., Cl. A .......................... 425,700
114,957,896
Natural Resources  — 2.3%
18,000 Alliance Resource Partners LP .................. 455,130
261,250 Cameco Corp. .......................................... 21,908,425
33,000 CNX Resources Corp.† ............................. 1,059,960
3,200 Diamondback Energy Inc. ......................... 457,920
3,500 EOG Resources Inc. .................................. 392,420
138,000 Mueller Industries Inc. .............................. 13,953,180
750 Occidental Petroleum Corp. ...................... 35,437
3,000 Tejon Ranch Co.† ..................................... 47,940
38,310,412
Oil  — 0.8%
33,800 APA Corp. ................................................ 820,664
16,000 BP plc, ADR ............................................. 551,360
52,500 Chevron Corp. .......................................... 8,152,725
37,000 Devon Energy Corp. .................................. 1,297,220
91,000 Innovex International Inc.† ....................... 1,687,140
40,000 PrairieSky Royalty Ltd. ............................. 742,114
5,000 Secure Waste Infrastructure Corp. ............ 71,208
13,322,431
Services  — 1.9%
552,500 Enbridge Inc. ............................................ 27,879,150
18,000 Halliburton Co. ......................................... 442,800
93,000 MDU Resources Group Inc. ...................... 1,656,330
6,970 Oceaneering International Inc.† ................. 172,716
19,000 RPC Inc. .................................................. 90,440
26,910 Schlumberger NV ..................................... 924,897
31,166,333
Shares
Market
Value
Water  — 3.3%
8,500 American States Water Co. ....................... $ 623,220
96,600 American Water Works Co. Inc. ................ 13,445,754
5,000 California Water Service Group ................. 229,450
7,997 Consolidated Water Co. Ltd. ...................... 282,134
439,250 Essential Utilities Inc. ............................... 17,526,075
85,755 H2O America ............................................ 4,176,268
7,650 Middlesex Water Co. ................................. 414,018
400,000 Severn Trent plc ....................................... 13,922,405
86,043 The York Water Co. ................................... 2,617,428
54,000 United Utilities Group plc, ADR ................. 1,675,080
54,911,832
TOTAL ENERGY AND UTILITIES ............ 1,419,245,323
COMMUNICATIONS  — 7.9%
Business Services  — 0.1%
600,000 Clear Channel Outdoor Holdings Inc.† ....... 948,000
Cable and Satellite  — 1.3%
3,000 Altice USA Inc., Cl. A† .............................. 7,230
12,700 Charter Communications Inc., Cl. A† ......... 3,493,834
27,500 Cogeco Communications Inc. ................... 1,263,850
75,000 Cogeco Inc. .............................................. 3,258,784
6,500 Comcast Corp., Cl. A ................................ 204,230
4,000 EchoStar Corp., Cl. A† .............................. 305,440
40 GCI Liberty Inc., Cl. A† ............................. 1,502
1,320 GCI Liberty Inc., Cl. C† ............................. 49,196
1,300 Liberty Broadband Corp., Cl. A† ................ 82,329
7,000 Liberty Broadband Corp., Cl. C† ................ 444,780
260,000 Liberty Global Ltd., Cl. A† ......................... 2,979,600
242,000 Liberty Global Ltd., Cl. C† ......................... 2,843,500
240,005 Liberty Latin America Ltd., Cl. A† .............. 1,989,642
60,000 Liberty Latin America Ltd., Cl. C† .............. 506,400
92,000 Rogers Communications Inc., Cl. B ........... 3,171,240
38,000 TBS Holdings Inc. ..................................... 1,443,581
22,045,138
Telecommunications  — 5.8%
41,500 America Movil SAB de CV, ADR ................. 871,500
476,000 BCE Inc. ................................................... 11,133,640
453,000 Deutsche Telekom AG, ADR ...................... 15,469,950
250,000 Eurotelesites AG† ..................................... 1,444,082
10,000 GCI Liberty Inc., Escrow†(a) ..................... 0
1,448,000 Koninklijke KPN NV .................................. 6,948,000
12,935,000 NTT Inc. ................................................... 13,531,085
17,000 Orange Belgium SA† ................................ 379,218
270,000 Orascom Investment Holding, GDR†(a) ..... 3,780
225,000 Pharol SGPS SA† ..................................... 16,589
20,000 PLDT Inc., ADR ........................................ 374,000
60,000 Proximus SA ............................................ 524,096
1,400,000 Singapore Telecommunications Ltd. .......... 4,482,344
93,000 Sunrise Communications AG, Cl. A ........... 5,493,198
99,200 Swisscom AG, ADR .................................. 7,243,088

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
20,000 Tele2 AB, Cl. B .......................................... $ 341,073
125,000 Telefonica Brasil SA, ADR ......................... 1,593,750
215,000 Telefonica SA, ADR ................................... 1,092,200
980,000 Telekom Austria AG .................................. 10,470,178
266,900 Telephone and Data Systems Inc. .............. 10,473,156
100,000 Telesat Corp.† .......................................... 2,650,000
10,000 TELUS Corp. ............................................ 157,505
34,000 TIM SA, ADR ............................................ 758,880
18,100 VEON Ltd., ADR† ..................................... 985,183
96,436,495
Wireless Communications  — 0.7%
29,000 Anterix Inc.† ............................................ 622,630
86,200 Array Digital Infrastructure Inc. ................. 4,310,862
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 28
36,500 Millicom International Cellular SA ............. 1,771,710
70,000 Operadora De Sites Mexicanos SAB de CV 65,782
68,000 SK Telecom Co. Ltd., ADR ........................ 1,468,800
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 239
267,500 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,610,350
74,000 Vodafone Group plc, ADR ......................... 858,400
10,708,801
TOTAL COMMUNICATIONS .................. 130,138,434
OTHER  — 4.9%
Aerospace  — 0.8%
15,000 Allient Inc. ................................................ 671,250
750,000 Rolls-Royce Holdings plc .......................... 12,003,233
12,674,483
Building and Construction  — 0.4%
10,000 Acciona SA .............................................. 2,006,451
2,200 Arcosa Inc. ............................................... 206,162
23,250 Everus Construction Group Inc.† .............. 1,993,688
20,000 Johnson Controls International plc ............ 2,199,000
7,600 Knife River Corp.† .................................... 584,212
6,989,513
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 209,041
Diversified Industrial  — 0.3%
210 Alstom SA† .............................................. 5,454
50,000 Bouygues SA ............................................ 2,249,480
500 Herc Holdings Inc. .................................... 58,330
7,500 L.B. Foster Co., Cl. A† ............................... 202,125
4,500 Matthews International Corp., Cl. A ........... 109,260
112,000 Twin Disc Inc. ........................................... 1,561,280
4,185,929
Shares
Market
Value
Electronics  — 0.7%
2,000 Keysight Technologies Inc.† ...................... $ 349,840
1,130 Resideo Technologies Inc.† ...................... 48,793
300 Roper Technologies Inc. ........................... 149,607
390,000 Sony Group Corp., ADR ............................ 11,228,100
200 WESCO International Inc. ......................... 42,300
11,818,640
Entertainment  — 0.0%
120,000 Grupo Televisa SAB, ADR ......................... 322,800
30,000 Ollamani SAB† ......................................... 89,934
412,734
Financial Services  — 0.0%
45,000 Kinnevik AB, Cl. A† ................................... 402,469
1,500,000 Orascom Financial Holding SAE† .............. 20,313
78,000 Sony Financial Group Inc., ADR† .............. 432,120
854,902
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 293,823
Machinery  — 1.2%
56,000 Astec Industries Inc. ................................. 2,695,280
81,000 Flowserve Corp. ....................................... 4,304,340
40,700 The Gorman-Rupp Co. .............................. 1,888,887
500 Valmont Industries Inc. ............................. 193,865
67,400 Xylem Inc. ................................................ 9,941,500
19,023,872
Metals and Mining  — 0.4%
54,000 Freeport-McMoRan Inc. ............................ 2,117,880
12,700 Vulcan Materials Co. ................................. 3,906,774
6,024,654
Specialty Chemicals  — 0.0%
1,500 Air Products and Chemicals Inc. ............... 409,080
Transportation  — 1.1%
101,000 GATX Corp. .............................................. 17,654,800
TOTAL OTHER ................................ 80,551,471
TOTAL COMMON STOCKS .................. 1,629,935,228
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 54,000
RIGHTS  — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
21,000 ABIOMED Inc., CVR† ................................ 33,600

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
WARRANTS  — 0.0%
OTHER  — 0.0%
Diversified Industrial  — 0.0%
428,750 SDCL EDGE Acquisition Corp., expire
12/31/28† ............................................. $ 12,863
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.2%
$ 19,210,000 U.S. Treasury Bills,
3.887% to 4.181%††,
11/20/25 to 12/26/25 ............................ 19,068,188
TOTAL INVESTMENTS — 100.0%
(Cost $675,485,522) ............................. $ 1,649,103,879
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt